Post employment benefits - Amounts charged to consolidated income statement for group's defined benefit post employment plans and consolidated statement of comprehensive income (Detail) - GBP (£)
£ in Millions
		12 Months Ended
	Oct. 26, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of net defined benefit liability (asset) [line items]
Current service cost and administrative expenses		£ (110)	£ (123)	£ (133)
Past service gains - ordinary activities		56	33	14
Past service losses - exceptional		(21)	0	0
Gains on curtailments and settlements		4	6	10
Charge to operating profit		(71)	(84)	(109)
Net finance gain/(charge) in respect of post employment plans		7	(11)	(25)
Charge before taxation		(64)	(95)	(134)
Actual returns less amounts included in finance income		438	312	973
Experience gains/(losses)		113	(30)	58
Changes in financial assumptions		(514)	108	(466)
Changes in demographic assumptions		(6)	69	86
Other comprehensive income		31	459	651
Changes in the surplus restriction		2	(2)	1
Total other comprehensive income		33	457	652
Guaranteed minimum pension equalisation charge		1,580	1,509	1,583
United Kingdom and Ireland
Disclosure of net defined benefit liability (asset) [line items]
Past service credit		54
Ireland
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation		(13)	1	(15)
Past service credit			21
Guaranteed minimum pension equalisation
Disclosure of net defined benefit liability (asset) [line items]
Guaranteed minimum pension equalisation charge	£ 21	£ 21	£ 0	£ 0